Segment, Product and Geographic Information - Revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Segment, Product and Geographic Information
Contract liabilities	$ 6,622	$ 1,902
Revenue that was included in contract liability balance at beginning of period	$ 1,539